Expense Example - Global Funds - Global X Gold Miners ETF - Global X Gold Miners ETF Class	Nov. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113